UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC 20549

                             Form 13F Cover Page

Report for the Calendar Year or Quarter Ended September 30, 2005

Check here if Amendment [  ]; Amendment Number:  _______

This Amendment (Check only one):

[  ]  is a restatement.
[  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:  Federated Equity Management Company of Pennsylvania

Address:  Federated Investors Tower
                1001 Liberty Avenue
                 Pittsburgh, PA  15222-3779

Form 13F File Number:  28-10900

      The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it; that all information contained herein is true, correct and complete; and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  David J. Brennen
Title:  Compliance Officer
Phone:  (412) 288-7052

Signature, Place, and Date of Signing:
/s/David J. Brennen                       Pittsburgh, PA    November 11, 2005





Report Type (Check only one):

[  ] 13F HOLDING REPORT.

[ X ]  13F NOTICE.

[  ]  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

Form 13F File Number: 28-04375

Name: Federated Investors, Inc.